Stock-Based Compensation (Details) - Schedule of Equity-Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expenses	$ 1,859	$ 3,356	$ 3,799
Research and development, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expenses	476	627	925
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expenses	832	2,291	704
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Stock-based compensation expenses	$ 551	$ 438	$ 2,170